Annual Total Returns[BarChart] - Steward International Enhanced Index Fund - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.20%)	12.34%	9.50%	(5.34%)	(11.60%)	8.61%	23.32%	(13.15%)	18.96%	4.84%